Consolidated Statements Of Operations And Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
REVENUES:
Coal sales	$ 236,601		$ 304,568		$ 333,876
Freight and handling revenues	2,159		6,357		5,750
Other revenues	33,505		40,818		27,595
Total revenues	272,265		351,743		367,221
COSTS AND EXPENSES:
Cost of operations (exclusive of depreciation, depletion and amortization shown separately below)	199,705		247,719		267,603
Freight and handling costs	1,294		5,833		4,329
Depreciation, depletion and amortization	39,627		41,274		36,325
Selling, general and administrative (exclusive of depreciation, depletion and amortization shown separately above)	19,800		20,442		21,815
Asset impairment loss	1,667		0		0
(Gain) on sale/disposal of assets, net	(10,359)		(4,890)		(3,172)
Total costs and expenses	251,734		310,378		326,900
INCOME FROM OPERATIONS	20,531		41,365		40,321
INTEREST AND OTHER INCOME (EXPENSE):
Interest expense and other	(7,898)		(7,767)		(6,062)
Interest income and other	207		92		51
Equity in net (loss)/income of unconsolidated affiliates	(4,729)		5,757		2,988
Total interest and other (expense)	(12,420)		(1,918)		(3,023)
INCOME BEFORE INCOME TAXES FROM CONTINUING OPERATIONS	8,111		39,447		37,298
INCOME TAXES
NET INCOME FROM CONTINUING OPERATIONS	8,111		39,447		37,298
DISCONTINUED OPERATIONS
Income from discontinued operations	1,307		88
NET INCOME	9,418		39,535		37,298
Other comprehensive income:
Change in actuarial gain under ASC Topic 815	800		(917)		1,723
COMPREHENSIVE INCOME	10,218		38,618		39,021
Net income per limited partner unit, diluted:
Distributions paid per limited partner unit	$ 1.78		$ 1.8500		$ 1.8108
Subordinated Units [Member]
Net income per limited partner unit, diluted:
Distributions paid per limited partner unit	$ 0
General Partner Capital [Member]
Partner interest in net income:
Net income from continuing operations	162		789		746
Net income from discontinued operations	26		1
Partner's interest in net income	188		790		746
Common Unitholders [Member]
Partner interest in net income:
Net income from continuing operations	4,448		21,374		19,205
Net income from discontinued operations	769		48
Partner's interest in net income	5,217		21,422		19,205
Net income per limited partner unit, basic:
Net income per unit from continuing operations	$ 0.29		$ 1.39		$ 1.40
Net income per unit from discontinued operations	$ 0.04		$ 0.01
Net income per common unit, basic	$ 0.33		$ 1.40		$ 1.40
Net income per limited partner unit, diluted:
Net income per unit from continuing operations	$ 0.29		$ 1.39		$ 1.40
Net income per unit from discontinued operations	$ 0.04		$ 0.01
Net income per common unit, diluted	$ 0.33		$ 1.40		$ 1.40
Common Unitholders [Member] | Common Units [Member]
Weighted average number of limited partner units outstanding, basic:
Weighted average number of limited partner units outstanding, basic	15,751	[1]	15,331	[1]	13,725	[1]
Weighted average number of limited partner units outstanding, diluted:
Weighted average number of limited partner units outstanding, diluted	15,760	[1]	15,335	[1]	13,744	[1]
Subordinated Unitholders[Member]
Partner interest in net income:
Net income from continuing operations	3,501		17,284		17,347
Net income from discontinued operations	512		39
Partner's interest in net income	$ 4,013		$ 17,323		$ 17,347
Net income per limited partner unit, basic:
Net income per unit from continuing operations	$ 0.28		$ 1.39		$ 1.40
Net income per unit from discontinued operations	$ 0.04		$ 0.01
Net income per common unit, basic	$ 0.32		$ 1.40		$ 1.40
Net income per limited partner unit, diluted:
Net income per unit from continuing operations	$ 0.28		$ 1.39		$ 1.40
Net income per unit from discontinued operations	$ 0.04		$ 0.01
Net income per common unit, diluted	$ 0.32		$ 1.40		$ 1.40
Subordinated Unitholders[Member] | Subordinated Units [Member]
Weighted average number of limited partner units outstanding, basic:
Weighted average number of limited partner units outstanding, basic	12,397	[1]	12,397	[1]	12,397	[1]
Weighted average number of limited partner units outstanding, diluted:
Weighted average number of limited partner units outstanding, diluted	12,397	[1]	12,397	[1]	12,397	[1]

[1]	No distributions were paid on the subordinated units during 2013 or for the three months ended June 30, 2012, September 30, 2012 and December 31, 2012.